Loans And Allowance For Credit Losses [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Loans By Domicile And Industry Of The Borrower Segment Classification [Table Text Block]

	March 31, 2013	September 30, 2013
	(in millions)
Domestic:
Manufacturing	¥11,767,352	¥11,480,165
Construction	1,056,276	998,435
Real estate	11,143,777	10,961,056
Services	2,881,666	2,883,866
Wholesale and retail	8,330,553	8,176,985
Banks and other financial institutions(1)	3,622,021	3,221,882
Communication and information services	1,314,505	1,406,318
Other industries	12,191,566	13,180,551
Consumer	17,132,396	16,928,034

Total domestic	69,440,112	69,237,292

Foreign:
Governments and official institutions	673,548	665,306
Banks and other financial institutions(1)	7,258,978	8,239,362
Commercial and industrial	18,738,731	20,978,985
Other	2,601,338	3,065,402

Total foreign	29,272,595	32,949,055

Unearned income, unamortized premiums—net and deferred loan fees—net	(122,478)	(118,421)

Total(2)	¥98,590,229	¥102,067,926

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥35,261 million at March 31, 2013 and ¥77,620 million at September 30, 2013, respectively, which are carried at the lower of cost or estimated fair value.

Summary Of Nonaccrual Loans, Restructured Loans And Accruing Loans Past Due 90 Days Or More [Table Text Block]

	March 31, 2013	September 30, 2013
	(in millions)
Nonaccrual loans	¥1,295,113	¥1,150,392
Restructured loans	985,847	943,676
Accruing loans contractually past due 90 days or more	41,544	49,307

Total	¥2,322,504	¥2,143,375

Nonaccrual Status Of Loans By Class [Table Text Block]

	March 31, 2013	September 30, 2013
	(in millions)
Commercial
Domestic	¥911,700	¥795,392
Manufacturing	211,975	156,107
Construction	37,381	32,696
Real estate	185,597	182,860
Services	85,987	68,387
Wholesale and retail	249,251	229,578
Banks and other financial institutions	13,993	7,200
Communication and information services	31,941	29,585
Other industries	42,513	38,854
Consumer	53,062	50,125
Foreign-excluding UNBC	98,085	84,743
Residential	130,830	120,284
Card	88,045	78,848
UNBC	43,670	51,285

Total(1)	¥1,272,330	¥1,130,552

Note:	(1)

The above table does not include loans held for sale of ¥818 million and nil at March 31, 2013 and September 30, 2013, respectively, and loans acquired with deteriorated credit quality of ¥21,965 million and ¥19,840 million, at March 31, 2013 and September 30, 2013, respectively.

Impaired Loans By Class [Table Text Block]

	Recorded Loan Balance
At March 31, 2013:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,158,927	¥318,028	¥1,476,955	¥1,537,180	¥662,347
Manufacturing	400,946	55,819	456,765	475,946	221,124
Construction	35,581	16,921	52,502	59,411	22,577
Real estate	139,146	100,670	239,816	247,657	55,286
Services	122,792	37,774	160,566	166,510	67,171
Wholesale and retail	309,892	62,274	372,166	380,292	209,634
Banks and other financial institutions	15,201	121	15,322	17,425	8,040
Communication and information services	40,233	12,954	53,187	55,021	23,719
Other industries	42,991	9,794	52,785	53,754	33,485
Consumer	52,145	21,701	73,846	81,164	21,311
Foreign-excluding UNBC	199,890	299	200,189	200,517	122,371
Loans acquired with deteriorated credit quality	30,927	76	31,003	47,916	9,944
Residential	300,231	13,756	313,987	363,439	118,753
Card	123,567	806	124,373	139,196	37,901
UNBC	31,293	22,966	54,259	60,732	3,645

Total(2)	¥1,844,835	¥355,931	¥2,200,766	¥2,348,980	¥954,961

	Recorded Loan Balance
At September 30, 2013:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,046,574	¥292,343	¥1,338,917	¥1,404,593	¥562,069
Manufacturing	359,156	51,949	411,105	429,711	170,064
Construction	32,563	14,533	47,096	51,856	20,139
Real estate	145,110	94,448	239,558	247,056	54,303
Services	104,766	27,231	131,997	141,701	56,028
Wholesale and retail	277,815	61,275	339,090	350,289	186,457
Banks and other financial institutions	8,328	116	8,444	10,547	7,204
Communication and information services	30,212	12,902	43,114	44,398	19,050
Other industries	39,990	9,607	49,597	50,470	29,785
Consumer	48,634	20,282	68,916	78,565	19,039
Foreign-excluding UNBC	181,665	327	181,992	182,326	107,755
Loans acquired with deteriorated credit quality	40,353	76	40,429	49,312	20,097
Residential	250,583	13,099	263,682	306,521	103,809
Card	112,590	781	113,371	126,639	33,182
UNBC	44,716	19,197	63,913	70,537	4,663

Total(2)	¥1,676,481	¥325,823	¥2,002,304	¥2,139,928	¥831,575

Notes:	(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million and nil at March 31, 2013 and September 30, 2013, respectively.

Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class [Table Text Block]

	Six months ended September 30,
	2012		2013
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,392,456	¥11,755	¥1,407,949	¥12,528
Manufacturing	404,754	3,424	433,924	3,656
Construction	55,772	571	49,815	544
Real estate	180,968	1,381	239,686	1,874
Services	174,756	1,663	146,283	1,534
Wholesale and retail	377,918	3,059	355,627	3,188
Banks and other financial institutions	9,601	61	11,883	106
Communication and information services	51,252	526	48,152	519
Other industries	60,728	438	51,191	497
Consumer	76,707	632	71,388	610
Foreign-excluding UNBC	155,974	1,421	189,442	1,537
Loans acquired with deteriorated credit quality	33,963	1,827	35,654	1,525
Residential	323,282	3,268	288,835	2,931
Card	141,247	3,423	118,873	2,754
UNBC	44,611	642	60,344	1,161

Total	¥2,091,533	¥22,336	¥2,101,097	¥22,436

Troubled Debt Restructurings By Class [Table Text Block]

	Troubled Debt Restructurings			Troubled Debt Restructurings That Subsequently Defaulted
Six months ended September 30, 2012:	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Recorded Investment
	(in millions, except number of contracts)
Commercial
Domestic	1,776	¥237,366	¥237,366	108	¥8,382
Manufacturing	483	141,964	141,964	14	4,981
Construction	69	4,908	4,908	12	581
Real estate	106	12,766	12,766	1	39
Services	166	15,555	15,555	10	168
Wholesale and retail	709	50,087	50,087	57	1,985
Banks and other financial institutions	4	883	883	—	—
Communication and information services	66	4,450	4,450	5	190
Other industries	38	2,620	2,620	4	310
Consumer	135	4,133	4,133	5	128
Foreign-excluding UNBC	11	9,961	9,494	—	—
Loans acquired with deteriorated credit quality	1	524	524	—	—
Residential	1,434	31,289	31,289	4	89
Card	23,421	14,643	14,444	3,321	2,011
UNBC	468	11,881	11,403	8	319

Total	27,111	¥305,664	¥304,520	3,441	¥10,801

	Troubled Debt Restructurings			Troubled Debt Restructurings That Subsequently Defaulted
Six months ended September 30, 2013:	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Recorded Investment
	(in millions, except number of contracts)
Commercial
Domestic	1,140	¥273,696	¥250,191	140	¥9,946
Manufacturing	355	194,260	170,755	28	2,592
Construction	46	2,455	2,455	2	18
Real estate	72	11,614	11,614	8	1,096
Services	110	9,852	9,852	19	1,026
Wholesale and retail	436	45,768	45,768	61	3,111
Banks and other financial institutions	2	7	7	—	—
Communication and information services	37	3,533	3,533	12	1,461
Other industries	15	3,185	3,185	4	152
Consumer	67	3,022	3,022	6	490
Foreign-excluding UNBC	22	10,188	10,188	—	—
Loans acquired with deteriorated credit quality	2	641	641	—	—
Residential	906	17,797	17,797	17	389
Card	16,114	9,194	9,032	3,864	2,235
UNBC	454	19,022	18,449	68	1,721

Total	18,638	¥330,538	¥306,298	4,089	¥14,291

Credit Quality Indicators Of Loans By Class [Table Text Block]

At March 31, 2013:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥48,099,471	¥4,476,760	¥911,868	¥53,488,099
Manufacturing	10,062,399	1,481,403	211,975	11,755,777
Construction	797,513	220,465	37,381	1,055,359
Real estate	9,570,082	898,619	185,678	10,654,379
Services	2,417,737	362,719	85,987	2,866,443
Wholesale and retail	7,297,267	747,938	249,253	8,294,458
Banks and other financial institutions	3,239,735	367,189	13,993	3,620,917
Communication and information services	1,183,208	98,722	31,941	1,313,871
Other industries	11,951,463	192,291	42,592	12,186,346
Consumer	1,580,067	107,414	53,068	1,740,549
Foreign-excluding UNBC	22,340,927	1,530,191	89,832	23,960,950
Loans acquired with deteriorated credit quality	30,972	52,007	18,334	101,313

Total	¥70,471,370	¥6,058,958	¥1,020,034	¥77,550,362

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,067,823	¥133,410	¥15,201,233
Card	¥582,510	¥89,095	¥671,605

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
UNBC	¥2,260,777	¥31,342	¥2,745,365	¥69,437	¥80,433	¥5,187,354

At September 30, 2013:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥48,941,303	¥3,751,910	¥795,504	¥53,488,717
Manufacturing	9,940,387	1,360,380	156,108	11,456,875
Construction	784,570	180,229	32,695	997,494
Real estate	9,547,469	785,064	182,864	10,515,397
Services	2,433,527	344,038	68,387	2,845,952
Wholesale and retail	7,220,834	694,098	229,578	8,144,510
Banks and other financial institutions	3,193,731	20,833	7,200	3,221,764
Communication and information services	1,308,018	68,286	29,585	1,405,889
Other industries	12,935,025	198,455	38,961	13,172,441
Consumer	1,577,742	100,527	50,126	1,728,395
Foreign-excluding UNBC	24,954,262	1,311,482	81,795	26,347,539
Loans acquired with deteriorated credit quality	34,383	50,161	16,675	101,219

Total	¥73,929,948	¥5,113,553	¥893,974	¥79,937,475

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,887,886	¥122,700	¥15,010,586
Card	¥548,982	¥79,596	¥628,578

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
UNBC	¥2,665,972	¥36,084	¥3,558,804	¥112,886	¥99,576	¥6,473,322

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥66,892 million and ¥58,766 million at March 31, 2013 and September 30, 2013, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Ages Of Past Due Loans By Class [Table Text Block]

At March 31, 2013:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥45,915	¥84,823	¥130,738	¥53,357,361	¥53,488,099	¥7,545
Manufacturing	6,963	15,307	22,270	11,733,507	11,755,777	24
Construction	2,118	1,881	3,999	1,051,360	1,055,359	37
Real estate	5,339	15,071	20,410	10,633,969	10,654,379	2,255
Services	12,215	7,537	19,752	2,846,691	2,866,443	80
Wholesale and retail	10,106	24,050	34,156	8,260,302	8,294,458	82
Banks and other financial institutions	—	72	72	3,620,845	3,620,917	2
Communication and information services	2,286	2,835	5,121	1,308,750	1,313,871	12
Other industries	1,592	6,809	8,401	12,177,945	12,186,346	11
Consumer	5,296	11,261	16,557	1,723,992	1,740,549	5,042
Foreign-excluding UNBC	19,806	17,686	37,492	23,923,458	23,960,950	206
Residential	91,148	55,132	146,280	15,037,723	15,184,003	32,918
Card	23,680	39,796	63,476	594,896	658,372	—
UNBC	30,736	17,922	48,658	5,102,991	5,151,649	69

Total	¥211,285	¥215,359	¥426,644	¥98,016,429	¥98,443,073	¥40,738

At September 30, 2013:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥26,284	¥67,295	¥93,579	¥53,395,138	¥53,488,717	¥7,047
Manufacturing	3,662	14,987	18,649	11,438,226	11,456,875	—
Construction	971	1,615	2,586	994,908	997,494	—
Real estate	4,824	11,266	16,090	10,499,307	10,515,397	2,341
Services	5,678	3,329	9,007	2,836,945	2,845,952	10
Wholesale and retail	3,250	22,706	25,956	8,118,554	8,144,510	62
Banks and other financial institutions	7	69	76	3,221,688	3,221,764	—
Communication and information services	1,805	2,579	4,384	1,401,505	1,405,889	—
Other industries	718	2,290	3,008	13,169,433	13,172,441	14
Consumer	5,369	8,454	13,823	1,714,572	1,728,395	4,620
Foreign-excluding UNBC	2,368	7,187	9,555	26,337,984	26,347,539	2,241
Residential	89,757	56,199	145,956	14,847,642	14,993,598	38,555
Card	22,743	35,337	58,080	557,435	615,515	—
UNBC	37,267	18,436	55,703	6,329,880	6,385,583	664

Total	¥178,419	¥184,454	¥362,873	¥101,468,079	¥101,830,952	¥48,507

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥2,039 million and ¥2,071 million of FDIC covered loans at March 31, 2013 and September 30, 2013, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Changes In Allowance For Credit Losses By Portfolio Segment [Table Text Block]

Six months ended September 30, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision (credit) for credit losses	70,963	(1,983)	7,307	3,725	80,012
Charge-offs	40,131	9,921	17,722	8,569	76,343
Recoveries	12,193	224	1,387	1,905	15,709

Net charge-offs	27,938	9,697	16,335	6,664	60,634
Others(1)	(3,809)	—	—	556	(3,253)

Balance at end of period	¥1,023,524	¥160,157	¥59,875	¥58,076	¥1,301,632

Six months ended September 30, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987
Provision (credit) for credit losses	(47,102)	(15,078)	4,193	(2,242)	(60,229)
Charge-offs	102,320	525	12,286	3,728	118,859
Recoveries	11,607	121	1,729	1,609	15,066

Net charge-offs	90,713	404	10,557	2,119	103,793
Others(1)	3,963	3	—	7,516	11,482

Balance at end of period	¥934,611	¥141,730	¥45,506	¥61,600	¥1,183,447

Note:	(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment [Table Text Block]

At March 31, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥784,718	¥117,670	¥37,901	¥3,645	¥943,934
Collectively evaluated for impairment	248,798	37,360	13,809	54,705	354,672
Loans acquired with deteriorated credit quality	34,947	2,179	160	95	37,381

Total	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Loans:
Individually evaluated for impairment	¥1,677,144	¥309,408	¥123,519	¥54,259	¥2,164,330
Collectively evaluated for impairment	75,771,905	14,874,595	534,853	5,099,429	96,280,782
Loans acquired with deteriorated credit quality	101,313	17,230	13,233	100,558	232,334

Total(1)	¥77,550,362	¥15,201,233	¥671,605	¥5,254,246	¥98,677,446

At September 30, 2013:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥669,824	¥102,736	¥33,182	¥4,663	¥810,405
Collectively evaluated for impairment	221,837	36,291	12,233	56,838	327,199
Loans acquired with deteriorated credit quality	42,950	2,703	91	99	45,843

Total	¥934,611	¥141,730	¥45,506	¥61,600	¥1,183,447

Loans:
Individually evaluated for impairment	¥1,520,909	¥259,544	¥112,598	¥63,913	¥1,956,964
Collectively evaluated for impairment	78,315,347	14,734,054	502,917	6,323,741	99,876,059
Loans acquired with deteriorated credit quality	101,219	16,988	13,063	144,434	275,704

Total(1)	¥79,937,475	¥15,010,586	¥628,578	¥6,532,088	¥102,108,727

Note:	(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.